COMMITMENTS AND CONTINGENCIES - Bendix Products Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loss Contingency, Narco and Bendix Asbestos Related Balances by Balance Sheet Caption [Line Items]
Accrued liabilities	$ 154	$ 110
Bendix
Loss Contingency, Narco and Bendix Asbestos Related Balances by Balance Sheet Caption [Line Items]
Loss contingency accrual, period increase (decrease)	(522)
Bendix | Shortening Look-Back Period
Loss Contingency, Narco and Bendix Asbestos Related Balances by Balance Sheet Caption [Line Items]
Loss contingency accrual, period increase (decrease)	434
Bendix | Settlement Agreement
Loss Contingency, Narco and Bendix Asbestos Related Balances by Balance Sheet Caption [Line Items]
Accrued liabilities	$ 10